FINANCIAL INSTRUMENTS - DERIVATIVES (Details)			6 Months Ended			12 Months Ended	6 Months Ended				6 Months Ended						6 Months Ended			6 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)		Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 30, 2013 Interest Rate Swaps [Member] USD ($)		Jun. 30, 2012 Interest Rate Swaps [Member] USD ($)	Dec. 31, 2012 Interest Rate Swaps [Member] USD ($)	Jun. 30, 2013 Interest Rate Swaps [Member] Minimum [Member]	Jun. 30, 2013 Interest Rate Swaps [Member] Maximum [Member]	Jun. 30, 2013 New interest rate swaps entered [Member] USD ($)		Jun. 30, 2013 Golar Maria [Member] USD ($)		Jun. 30, 2013 Singapore dollars [Member] Currency Rate Swaps [Member] USD ($)	Jun. 30, 2013 Singapore dollars [Member] SGD [Member] Currency Rate Swaps [Member] SGD	Jun. 30, 2013 Singapore dollars [Member] USD [Member] Currency Rate Swaps [Member] USD ($)	Jun. 30, 2013 Euros [Member] Currency Rate Swaps [Member] USD ($)	Jun. 30, 2013 Euros [Member] USD [Member] Currency Rate Swaps [Member] USD ($)	Jun. 30, 2013 Euros [Member] Currency Rate Swaps [Member] EUR (€)	Jun. 30, 2013 Norwegian Kroner [Member] Cross Currency Interest Rate Contract [Member]	Jun. 30, 2013 Norwegian Kroner [Member] USD [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner [Member] Cross Currency Interest Rate Contract [Member] NOK
Derivative [Line Items]
Fair value/ carrying value of interest rate swap agreements							$ 5,900,000			$ 5,900,000
Derivative Liability, Notional Amount							399,700,000			466,800,000														227,193,000	1,300,000,000
Derivative, Maturity Date			Nov. 30, 2013	Mar. 31, 2018							Nov. 30, 2013	Mar. 31, 2018					Dec. 31, 2013			Dec. 31, 2013			Oct. 31, 2017
Gain (loss) accounted for as a change in other comprehensive income							4,300,000		20,000
Notional amount of foreign currency derivatives																		731,000	591,000		2,789,000	2,100,000
Average forward rate USD foreign currency																	0.8087			1.3282
Cross currency interest rate swap liabilities					(14,766,000)
Fixed interest rates (in hundredths)			0.92%	5.04%	6.485%						0.92%	6.49%
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)					3,100,000	(5,100,000)
Notional value	$ 906,535,000	[1]			$ 227,200,000		$ 906,500,000	[1]		$ 759,600,000			$ 122,500,000	[1]	$ 50,000,000	[1]

[1]	This includes the nominal value of the cross currency interest rate swap of $227.2 million described in note 8 above.